LEASES - Weighted average remaining lease terms and discount rates (Details)	Dec. 31, 2023	Jun. 30, 2023
Remaining lease terms and discount rate:
Weighted average remaining lease term (years)	23 years 6 months	23 years 10 months 24 days
Weighted average discount rate	5.00%	5.00%